Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Receivables/ (Payables) to Affiliates

The Company reported the following receivables/ (payables) to affiliates as of December 31, 2018 and 2017:

($ in thousands)	December 31, 2018	December 31, 2017
HoldCo	$(5,288)	$(4,715)
Lanis	$(2,131)	$(2,015)